Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The approximate future minimum lease payments under non-cancelable operating leases at December 31, 2016 are as follows: Years ending December 31,
2017	$121,599
2018	72,710
$194,309